SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS (Details) - Accounts Receivable - USD ($) $ in Millions		12 Months Ended
		Sep. 25, 2015	Sep. 26, 2014	Sep. 27, 2013
Accounts Receivable:
Balance at Beginning of Year		$ 67	$ 73	$ 59
Additions Charged to Income		39	27	52
Acquisitions (Divestitures) and Other		(4)	1	1
Deductions	[1]	(31)	(34)	(39)
Balance at End of Year		$ 71	$ 67	$ 73

[1]	Deductions represent uncollectible accounts written off, net of recoveries.